Other gain (loss) (Tables)	12 Months Ended
Mar. 31, 2026
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Schedule of Other Gain (Loss)

Other gain (loss) consisted of the following for the year ended March 31:

	2025	2026	2026
	HK$	HK$	US$
Exchange gain and (loss), net	53,200	(102,664)	(13,095)
Loss on exhibitions held (a)	—	(496,075)	(63,275)
Gain on disposal of property and equipment	—	32,496	4,145
	53,200	(566,243)	(72,225)

(a)	During the year ended March 31, 2026, the Company completed five cooperative exhibitions. The loss on exhibitions held is presented on a net basis, consisting of gross exhibition costs of HK$21,542,500, offset by exhibition costs receivable of HK$13,536,447 and an accumulated impairment loss of HK$7,509,978 upon completion.